Goodwill and Intangible Assets - Summary of Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets, Gross, Beginning balance	$ 535,150	$ 534,017
Finite-lived Intangible Assets, Gross, Ending Balance	535,554	535,150	$ 534,017
Accumulated Amortization, Beginning Balance	(262,734)	(208,935)
Accumulated Amortization, Expense and retirements, net	(51,478)	(53,844)	(57,685)
Accumulated Amortization, Ending Balance	(314,183)	(262,734)	(208,935)
Intangible assets, net	221,371	272,416	325,082
Customer Relationships
Finite Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets, Gross, Beginning balance	437,999	436,182
Finite-lived Intangible Assets, Additions and retirements	3	1,817
Finite-lived Intangible Assets, Gross, Ending Balance	438,002	437,999	436,182
Accumulated Amortization, Beginning Balance	(214,923)	(170,643)
Accumulated Amortization, Expense and retirements, net	(41,962)	(44,280)
Accumulated Amortization, Ending Balance	(256,885)	(214,923)	(170,643)
Intangible assets, net	$ 181,117	$ 223,076	265,539
Weighted average remaining life	4 years 7 months 6 days	5 years 7 months 6 days
Trademarks
Finite Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets, Gross, Beginning balance	$ 96,501	$ 97,185
Finite-lived Intangible Assets, Additions and retirements	401	684
Finite-lived Intangible Assets, Gross, Ending Balance	96,902	96,501	97,185
Accumulated Amortization, Beginning Balance	(47,223)	(37,704)
Accumulated Amortization, Expense and retirements, net	(9,487)	(9,519)
Accumulated Amortization, Ending Balance	(56,710)	(47,223)	(37,704)
Intangible assets, net	$ 40,192	$ 49,278	59,481
Weighted average remaining life	4 years 2 months 12 days	5 years 2 months 12 days
Non-compete Agreements
Finite Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets, Gross, Beginning balance	$ 588	$ 588
Finite-lived Intangible Assets, Gross, Ending Balance	588	588	588
Accumulated Amortization, Beginning Balance	(588)	(588)
Accumulated Amortization, Ending Balance	(588)	(588)	(588)
Intangible assets subject to amortization
Finite Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets, Gross, Beginning balance	535,088	533,955
Finite-lived Intangible Assets, Additions and retirements	404	1,133
Finite-lived Intangible Assets, Gross, Ending Balance	535,492	535,088	533,955
Accumulated Amortization, Beginning Balance	(262,734)	(208,935)
Accumulated Amortization, Expense and retirements, net	(51,449)	(53,799)
Accumulated Amortization, Ending Balance	(314,183)	(262,734)	(208,935)
Intangible assets, net	221,309	272,354	325,020
Indefinite-lived assets
Finite Lived Intangible Assets [Line Items]
Indefinite-lived assets	62	62	$ 62
Intangible assets, net	62
Subject to amortization
Finite Lived Intangible Assets [Line Items]
Accumulated Amortization, Expense and retirements, net	$ (51,449)	$ (53,799)